Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Basis of consolidation
A.	Basis of consolidation

1.	Business combination

The Group accounts for business combinations using the acquisition method when control is transferred to the Group. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognized in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognized in profit or loss.

Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not re-measured and settlement is accounted for within equity. Otherwise, other contingent consideration is re-measured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

If share-based payment awards (replacement awards) are required to be exchanged for awards held by the acquiree’s employees (acquiree’s awards), then all or a portion of the amount of the acquirer’s replacement awards is included in measuring the consideration transferred in the business combination. This determination is based on the market-based measure of the replacement awards compared with the market-based measure of the acquiree’s awards and the extend to which the replacement awards relate to the pre-combination service.

2.	Subsidiary

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

3.	Non-controlling interests

Non-controlling interests are measured initially at their proportionate share of the acquiree’s identifiable net assets at the date of acquisition.

Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

Foreign currency transactions
B.	Foreign currency transactions

Transactions in foreign currency are translated to the functional currency of the Group at exchange rates as of the transaction dates. Monetary assets and liabilities denominated in foreign currency as of the reporting date are translated into the functional currency at the exchange rate as of the said date. Exchange rate differences with respect to monetary items are the differences between the amortized cost in the functional currency as of the start of the year, adjusted for the effective interest during the year, and the amortized cost in foreign currency, translated at the exchange rate as of the end of the year. Non-monetary items denominated in foreign currency and measured at historical cost, are translated using the exchange rate as of the transaction date. Exchange rate differences arising from translation into the functional currency are recognized on the statement of operations as financial expenses.

Derivative and Non-derivative financial instruments
C.	Derivative and Non-derivative financial instruments

1.	Non-Derivative financial instruments

a.	Non-derivative financial assets

Non-derivative financial assets include: cash and cash equivalents, short term deposits and other receivables.

Cash and cash equivalents include cash balances available for immediate use and call deposits. Cash equivalents include short-term highly liquid investments (with original maturities of three months or less) that are readily convertible into known amounts of cash and are exposed to insignificant risks of change in value.

b.	Non-derivative financial liabilities

Non-derivative financial liabilities include: accounts payables and other accounts payable.

Initial recognition of financial liabilities:

The Group initially recognizes debt instruments issued as they are created. Other financial liabilities are initially recognized on the trade date on which the Group becomes party to contractual terms of the instrument.

Financial liabilities are initially recognized at fair value less any attributable transaction costs. Subsequent to initial recognition, financial liabilities are measured at amortized cost using the effective interest method.

Transaction costs directly attributable to an expected issuance of an instrument that will be classified as a financial liability are recognized as an asset as part of deferred expenses in the statement of financial position. These transaction costs are deducted from the financial liability upon their initial recognition, or are amortized as financing expenses in the statement of operations when the issuance is no longer expected to occur.

De-recognition of financial liabilities:

Financial liabilities are de-recognized upon expiration of the Group’s liability, as set forth in the agreement, or when discharged or cancelled.

2.	Derivative financial liabilities

The Group holds derivative financial instruments that do not serve hedging purposes, including separable embedded derivatives.

Measurement of derivative financial instruments

Derivatives are recognized initially at fair value; attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted for as described below.

The changes in fair value of these derivatives are recognized in profit or loss, as financing income or expense. The fair value of these derivatives is based on an evaluation prepared by external experts, and classified as level 3.

Intangible assets
D.	Intangible assets

1.	Research and development

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in profit or loss when incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group has the intention and sufficient resources to complete development and to use or sell the asset. The expenditure capitalized in respect of development activities includes the cost of materials, direct labor and overhead costs that are directly attributable to preparing the asset for its intended use, and capitalized borrowing costs. Other development expenditure is recognized in profit or loss as incurred. In subsequent periods, any capitalized development expenditure is measured at cost less accumulated amortization and accumulated impairment losses.

As the Group has not met the criteria mentioned above, all development costs are currently recognized in profit and loss as expense.

2.	Other intangible assets

Other intangible assets, including in-process research and development in respect of the Company’s acquisition of TyrNovo (see also Note 4), which have infinite useful lives, are measured at cost less accumulated impairment losses.

3.	Amortization

Amortization is a systematic allocation of the amortizable amount of an intangible asset over its useful life. The amortizable amount is the cost of the asset less its residual value.

Amortization is recognized in profit or loss on a straight-line basis, over the estimated useful lives of the intangible assets from the date they are available for use, since these methods most closely reflect the expected pattern of consumption of the future economic benefits embodied in each asset. Goodwill and intangible assets having an indefinite useful life are not systematically amortized but are tested for impairment at least once a year.

Internally generated intangible assets are not systematically amortized as long as they are not available for use, i.e. they are not yet on site or in working condition for their intended use. Accordingly, these intangible assets, such as development costs, are tested for impairment at least once a year, until such date as they are available for use.

Amortization methods, useful lives and residual values are reviewed at the end of each reporting year and adjusted if appropriate.

The Group examines the useful life of an intangible asset that is not periodically amortized at least once a year in order to determine whether events and circumstances continue to support the decision that the intangible asset has an indefinite useful life.

Loss per share
E.	Loss per share

The Group presents loss per share data for its ordinary share capital. Loss per share is calculated by dividing the loss attributable to holders of ordinary shares, by the weighted average number of ordinary shares outstanding during the period.

Share-based payment transactions
F.	Share-based payment transactions

The grant-date fair value of equity-settled share-based payment arrangements granted to employees is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date.

Financing income and expense
G.	Financing income and expense

Finance income comprises changes in the fair value of the financial liability through profit and loss, and income from short term deposits.

Finance expenses include loss from exchange rate differences. Interest expense is recognized, using the effective interest method. In the statements of cash flows, interest received and interest paid are presented as part of cash flows from financing activities.

Equity
H.	Equity

Incremental costs directly attributable to an expected issuance of an instrument that will be classified as equity are recognized as an asset in deferred expenses in the statement of financial position. The costs are deducted from the equity upon the initial recognition of the equity instruments, or are expensed as financing expenses in the statement of operations when the issuance is no longer expected to take place.

Issuance of units of securities
I.	Issuance of units of securities

The consideration received from the issuance of units of securities is attributed initially to financial liabilities that are measured each period at fair value through profit or loss, and then to financial liabilities that are measured only upon initial recognition at fair value. The remaining amount is the value of the equity component.

Direct issuance costs are attributed to the specific securities in respect of which they were incurred, whereas joint issuance costs are attributed to the securities on a proportionate basis according to the allocation of the consideration from the issuance of the units, as described above.

Employee benefits
J.	Employee benefits

The Group has a number of post-employment benefit plans. The plans are usually financed by deposits with insurance companies or with funds managed by a trustee, and they are classified as defined contribution plans and as defined benefit plans.

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognized as an expense in profit or loss in the periods during which related services are rendered by employees.

Other long-term employee benefits

The Group’s net obligation in respect of defined benefit plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in the current and prior periods, discounting that amount and deducting the fair value of any plan assets.

The calculation of defined benefit obligations is performed annually by a qualified actuary using the projected unit credit method. When the calculation results in a potential asset for the Group, the recognized asset is limited to the present value of economic benefits available in the form of any future refunds from the plan or reductions in future contributions to the plan. To calculate the present value of economic benefits, consideration is given to any applicable minimum funding requirements.

Re-measurements of the net defined benefit liability, which comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (if any, excluding interest), are recognized immediately in OCI. The Group determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the then-net defined benefit liability (asset), taking into account any changes in the net defined benefit liability (asset) during the period as a result of contributions and benefit payments. Net interest expense and other expenses related to defined benefit plans are recognized in profit or loss.

New standards and interpretations not yet adopted
K.	New standards and interpretations not yet adopted

IFRS 15, Revenue from contracts with customers

IFRS 15 replaces the current guidance regarding recognition of revenues and presents a comprehensive framework for determining whether revenue should be recognized and when and at what amount.

IFRS 15 is applicable for annual periods beginning on or after January 1, 2018 and earlier adoption is permitted.

As the Group has not commenced serving activity in its opinion there would be no effect on the financial statements.

IFRS 9 (2014), Financial Instruments

IFRS 9 (2014) replaces the current guidance in IAS 9, Financial Instruments: Recognition and Measurement. IFRS 9 (2014) includes revised guidance of the classification and measurement of financial instruments, expected ‘credit loss’ model for calculating impairment for most financial assets, and new guidance and requirements with respect to hedge accounting.

IFRS 9 (2014) is applicable for annual periods beginning on or after January 1, 2018 and earlier adoption is permitted.

The Group has examined the effects of applying IFRS 9 (2014), and in its opinion the effect on the financial statements will be immaterial.

IFRS 16, Leases

IFRS 16 replaces IAS 17, Leases and its related interpretations. For lessees, the standard presents a unified model for the accounting treatment of most leases according to which the lessee has to recognize an asset and liability in respect of the lease in its financial statements.

IFRS 16 is applicable for annual periods as of January 1, 2019, with the possibility of early adoption, so long as the Group has also early adopted IFRS 15, Revenue from Contracts with Customers.

The Group decided not to early adopt IFRS 16 and will examine its adoption’s effects in the future.

IFRIC 22, Foreign Currency Transactions and Advance Consideration

The interpretation provides that the transaction date for the purpose of determining the exchange rate for recording a foreign currency transaction that includes advanced consideration is the date of initial recognition of the non-monetary asset/liability from the prepayment. If there are multiple payments or receipts in advance, a transaction date is established for each payment or receipt.

IFRIC 22 is applicable for annual periods beginning on or after January 1, 2018 and earlier adoption is permitted.

The Group has examined the effects of applying IFRIC 22, and in its opinion there will be no effect on the financial statements.